UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York         February 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $278,647
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name
--------------------                                          ----

NONE

                                                  FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2      COLUMN 3     COLUMN 4              COLUMN 5    COLUMN 6  COLUMN 7    COLUMN 8


                                                                                                                   Voting Authority
                                                                                                                   ----------------

                                                             Market Value  Shares/  Sh/ Put/  Investment  Other
     Name of Security           Title of class    CUSIP      (x000)       Prn Amt   Prn Call   Discretion Managers  Sole   Shared
------------------------------  ----------------  ---------   --------    --------   ---- ----    -------  -------- ------ -------
AMLI RESIDENTIAL PPTYS TR         SH BEN INT    001735109           232      6,100    SH            SOLE             SOLE
ABGENIX INC                          COM        00339B107           458     21,300    SH            SOLE             SOLE
ALAMOSA HLDGS INC                    COM        011589108         6,939    372,858    SH            SOLE             SOLE
ANIMAS CORP DEL                      COM        03525Y105         1,649     68,300    SH            SOLE             SOLE
ANTEON INTL CORP                     COM        03674E108         1,359     25,000    SH            SOLE             SOLE
BEVERLY ENTERPRISES INC            COM NEW      087851309           496     42,500    SH            SOLE             SOLE
BURLINGTON RES INC                   COM        122014103        17,921    207,900    SH            SOLE             SOLE
GEAC COMPUTER LTD                    COM        368289104         2,418    221,800    SH            SOLE             SOLE
GUIDANT CORP                         COM        401698105         4,843     74,798    SH            SOLE             SOLE
IDX SYS CORP                         COM        449491109         2,846     64,792    SH            SOLE             SOLE
INAMED CORP                          COM        453235103        20,759    236,753    SH            SOLE             SOLE
INTELLISYNC CORP                     COM        458176104         1,422    275,600    SH            SOLE             SOLE
IVAX CORP                            COM        465823102         4,662    148,800    SH            SOLE             SOLE
LA QUINTA CORP                    PAIRED CTF    50419U202         5,890    528,700    SH            SOLE             SOLE
MBNA CORP                            COM        55262L100       107,091  3,931,150    SH            SOLE             SOLE
MICROMUSE INC                        COM        595094103         1,981    200,256    SH            SOLE             SOLE
PLACER DOME INC                      COM        725906101        23,531  1,026,200    SH            SOLE             SOLE
PROVIDE COMM INC                     COM        74373W103           215      6,503    SH            SOLE             SOLE
REEBOK INTL LTD                      COM        758110100         7,072    121,443    SH            SOLE             SOLE
RENAL CARE GROUP INCCOM              COM        759930100           251      5,300    SH            SOLE             SOLE
SCIENTIFIC ATLANTA INC               COM        808655104        12,050    279,771    SH            SOLE             SOLE
SIEBEL SYS INC                       COM        826170102         2,036    192,612    SH            SOLE             SOLE
SPECIALTY LABORATORIES INC           COM        84749R100           321     24,600    SH            SOLE             SOLE
VINTAGE PETE INC                     COM        927460105        52,205    978,900    SH            SOLE             SOLE



SK 21930 0001 640627